SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	$ 134,864	$ 142,779	$ 639,880	$ 242,442	$ 459,666
Share-based compensation expense	15,005	1,670	40,932	1,670	14,368
Restructuring and other expense	53,448	47,816	142,765	155,086	240,395
Depreciation and amortization (including impairments)	823,265	670,929	2,138,776	1,085,929	1,700,306
Adjusted EBITDA	1,026,582	863,194	2,962,353	1,485,127	2,414,735
Cablevision Systems Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	11,185	39,947	244,667	(32,133)	74,865
Share-based compensation expense	11,555	1,091	28,597	1,091	9,164
Restructuring and other expense	35,364	45,176	105,182	143,891	212,150
Depreciation and amortization (including impairments)	656,102	481,497	1,641,477	526,057	963,665
Adjusted EBITDA	714,206	567,711	2,019,923	638,906	1,259,844
Cequel Corp.
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income	123,679	102,832	395,213	274,575	384,801
Share-based compensation expense	3,450	579	12,335	579	5,204
Restructuring and other expense	18,084	2,640	37,583	11,195	28,245
Depreciation and amortization (including impairments)	167,163	189,432	497,299	559,872	736,641
Adjusted EBITDA	$ 312,376	$ 295,483	$ 942,430	$ 846,221	$ 1,154,891